Segment Information (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Revenues from external customers	$ 655,721	$ 583,635
Income tax expense	(24,575)	(21,628)
Net income/(loss)	(117,107)	(78,885)
Total assets	8,904,066	8,878,491	8,878,491
Drybulk Segment
Revenues from external customers	93,798	139,508
Income tax expense	0	0
Net income/(loss)	(168,575)	(31,255)
Total assets	1,914,999	2,020,180
Tanker Segment
Revenues from external customers	55,644	17,637
Income tax expense	0	0
Net income/(loss)	5,246	(265)
Total assets	701,638	579,451
Drilling Rigs Segment
Revenues from external customers	506,279	426,490
Income tax expense	(24,575)	(21,628)
Net income/(loss)	46,222	(47,365)
Total assets	$ 6,287,429	$ 6,278,860